FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450
                                   ---------

                  FRANKLIN TEMPLETON GLOBAL TRUST
                  -------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/09
                           -------


Item 1. Schedule of Investments.




Franklin Templeton Global Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2009

CONTENTS

Franklin Templeton Hard Currency Fund ......................................   3
Notes to Statement of Investments ..........................................   5

                     (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

                                                                                PRINCIPAL
    FRANKLIN TEMPLETON HARD CURRENCY FUND                                       AMOUNT(a)             VALUE
    -----------------------------------------------------------------------   -------------       ------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 58.5%
(b) Canada Treasury Bill, 12/10/09 ........................................      24,500,000 CAD   $ 22,708,304
    Government of Austria, 1, 3.00%, 8/21/09 ..............................      10,000,000 CHF      9,367,992
    Government of Japan, 0.50%, 2/15/10 ...................................   2,300,000,000 JPY     24,343,137
    Government of Sweden, 4.00%, 12/01/09 .................................     592,500,000 SEK     83,175,389
(b) Japan Treasury Bill, 10/13/09 .........................................   4,300,000,000 JPY     45,390,043
    KfW Bankengruppe, 2.05%, 9/21/09 ......................................   4,570,000,000 JPY     48,375,080
    New South Wales Treasury Corp., 6.00%, 10/01/09 .......................      27,500,000 AUD     23,090,605
(b) Norwegian Treasury Bill, 3/17/10 ......................................      53,350,000 NOK      8,621,523
    Queensland Treasury Corp., 10, 5.50%, 5/14/10 .........................      13,100,000 AUD     11,115,141
(b) Sweden Treasury Bill, 12/16/09 ........................................     180,000,000 SEK     24,941,491
                                                                                                  ------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $283,102,856) ....                        301,128,705
                                                                                                  ------------

                                                                                  SHARES
                                                                              -------------
    MONEY MARKET FUNDS (COST $204,565,270) 39.8%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...........     204,565,270        204,565,270
                                                                                                  ------------
    TOTAL INVESTMENTS (COST $487,668,126) 98.3% ...........................                        505,693,975
    OTHER ASSETS, LESS LIABILITIES 1.7% ...................................                          8,494,880
                                                                                                  ------------
    NET ASSETS 100.0% .....................................................                       $514,188,855
                                                                                                  ============

See Abbreviations on page 8.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

At July 31, 2009, the Fund had the following forward exchange contracts outstanding.

                                                                  CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                  COUNTERPARTY   TYPE      QUANTITY        AMOUNT       DATE       APPRECIATION   DEPRECIATION
-----------------------   ------------   ----  ---------------   ----------   ----------   ------------   ------------
Indonesian Rupiah .....       HSBC       Buy    67,360,000,000   $6,926,478     9/04/09     $       --     $  (188,850)
Poland Zloty ..........       DBAB       Buy         4,402,925    1,852,966     9/04/09             --        (342,278)
Singapore Dollar ......       DBAB       Buy         8,350,000    5,915,273     9/04/09             --        (115,941)
Singapore Dollar ......       DBAB       Sell        8,350,000    5,552,969     9/04/09             --        (246,363)
Japanese Yen ..........       DBAB       Buy       700,000,000    6,659,690     9/17/09        739,335              --
Japanese Yen ..........       DBAB       Sell      700,000,000    7,076,783     9/17/09             --        (322,242)
Chinese Yuan ..........       HSBC       Buy       121,407,000   17,697,813     9/23/09         90,497              --
Swedish Krona .........       DBAB       Buy        24,287,655    2,983,741    11/16/09        385,102              --
Swedish Krona .........       DBAB       Sell       24,287,655    2,947,173    11/16/09             --        (421,670)
Australian Dollar .....       BOFA       Buy         2,200,000    1,439,900    11/17/09        383,629              --
Poland Zloty ..........       DBAB       Buy         2,700,000      872,657    11/24/09         49,280              --
Swiss Franc ...........       DBAB       Buy         4,537,463    4,133,609    11/27/09        117,767              --
Malaysian Ringgit .....       JPHQ       Buy         6,000,000    1,635,992    12/14/09         59,524              --


                     Quarterly Statement of Investments | 3

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                                  CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY                  COUNTERPARTY   TYPE      QUANTITY        AMOUNT       DATE       APPRECIATION   DEPRECIATION
-----------------------   ------------   ----  ---------------   ----------   ----------   ------------   ------------
Swiss Franc ...........       DBAB       Buy         2,750,000    2,513,711    12/29/09     $   64,230     $        --
Swiss Franc ...........       UBSW       Buy        10,146,672    8,893,568     1/22/10        621,936              --
Poland Zloty ..........       DBAB       Buy         7,000,000    2,046,963     1/25/10        335,259              --
South Korean Won ......       HSBC       Buy     3,297,000,000    2,424,265     2/12/10        272,395              --
Japanese Yen ..........       DBAB       Buy       774,539,750    8,636,898     2/16/10             --        (433,131)
Japanese Yen ..........       DBAB       Sell      774,539,750    7,858,561     2/16/10             --        (345,206)
Swedish Krona .........       DBAB       Buy        27,820,000    3,357,268     2/17/10        503,784              --
Swedish Krona .........       DBAB       Sell       27,820,000    3,380,439     2/17/10             --        (480,613)
Swiss Franc ...........       DBAB       Buy         5,000,000    4,324,885     3/04/10        368,167              --
Poland Zloty ..........       DBAB       Buy         4,800,000    1,371,429     3/17/10        258,070              --
South Korean Won ......       JPHQ       Buy    11,778,110,000    8,770,000     4/01/10        865,280              --
Mexican Peso ..........       DBAB       Buy       165,419,010   11,070,000     4/05/10      1,026,056              --
Swiss Franc ...........       DBAB       Buy         4,568,615    4,293,004     6/07/10          5,586              --
Poland Zloty ..........       DBAB       Buy         2,514,355      774,124     6/14/10         76,153              --
Poland Zloty ..........       DBAB       Buy         6,900,000    2,099,051     6/29/10        232,936              --
Poland Zloty ..........       DBAB       Buy         1,800,000      579,579     7/20/10         28,262              --
Indonesian Rupiah .....       HSBC       Buy   208,055,500,000   19,779,019     7/30/10             --        (267,312)
Malaysian Ringgit .....       HSBC       Buy        57,816,100   16,373,860     7/30/10             --         (87,992)
                                                                                            ----------     -----------
   Unrealized appreciation (depreciation) ..............................................     6,483,248      (3,251,598)
                                                                                            ----------     -----------
      Net unrealized appreciation (depreciation) .......................................    $3,231,650
                                                                                            ==========

See Abbreviations on page 8.

                     See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Franklin Templeton Global Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (Fund).

2. SECURITY VALUATION

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment


                     Quarterly Statement of Investments | 5

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

3. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................   $488,720,875
                                                  ============
Unrealized appreciation .......................   $ 17,364,462
Unrealized depreciation .......................       (391,362)
                                                  ------------
Net unrealized appreciation (depreciation) ....   $ 16,973,100
                                                  ============

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                     6 | Quarterly Statement of Investments

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                           LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                        ------------   ------------   -------   ------------
ASSETS:
   Investments in Securities:
      Foreign Government and
         Agency Securities...........   $         --   $301,128,705     $--     $301,128,705
      Money Market Funds.............    204,565,270             --      --      204,565,270
                                        ------------   ------------     ---     ------------
   Total Investments in Securities...   $204,565,270   $301,128,705     $--     $505,693,975
                                        ============   ============     ===     ============
   Forward Exchange Contracts........             --      6,483,248      --        6,483,248
LIABILITIES:
   Forward Exchange Contracts........             --      3,251,598      --        3,251,598

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through September 22, 2009, the issuance date of the financial statements, and determined that no events have occurred that require disclosure.


                     Quarterly Statement of Investments | 7

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona

COUNTERPARTY

BOFA - Bank of America N.A.
DBAB - Deutsche Bank AG
HSBC - HSBC Bank USA
JPHQ - JPMorgan Chase Bank, N.A.
UBSW - UBS AG

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     8 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification  pursuant to Section 30a-2 under the Investment Company Act
of 1940  of  Laura  F.   Fergerson,   Chief Executive Officer  - Finance  and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST




By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  September 25, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  September 25, 2009